CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS:

The preparation of financial statements requires management to make estimates which, by definition, will seldom equal the actual results and will affect the reported amounts in the Company’s consolidated financial statements and the accompanying notes. Some of the policies described in note 2 of the Company’s consolidated financial statements involve a high degree of judgment or complexity. The Company believes that the most critical accounting policies and significant areas of judgment and estimation are in:

•	Recognition and measurement of allowance for rebates and patient discount programs
•	Impairment reviews of intangible R&D assets
•	Estimated recoverable amount and useful economic life of the Aemcolo® asset.
•	Estimated useful economic life of the acquired assets in the Movantik® acquisition.

Recognition and measurement of allowance for rebates and patient discount programs

The Company offers various rebate and patient discount programs, which result in discounted prescriptions to qualified patients. Rebates and discounts provided to the wholesalers and to the patients under these arrangements are accounted for as variable consideration, and recognized as a reduction in revenue, for which unsettled amounts are accrued. The allowance for these rebates is calculated based on historical and estimated utilization of the rebate and discount programs at the time the revenues are recognized.  The main estimates used in recognizing and measuring this allowance relate to the amount of products sold to customers not yet prescribed to patients (units “in the channel”) and the mix of rebate and discount programs estimated for future prescription utilization. The Company periodically evaluates it estimates against actual results and, if necessary, updates the estimates accordingly.

Impairment reviews of intangible R&D assets

The Company reviews annually or when events or changes in circumstances indicate the carrying value of the R&D assets may not be recoverable.

When and if necessary, an impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is determined using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining useful economic life. The risk-adjusted cash flows are discounted using the estimated Company’s post-tax weighted average cost of capital (“WACC”) which is 17%.

The main estimates used in calculating the recoverable amount include: outcome of the therapeutic candidates R&D activities; probability of success in gaining regulatory approval, size of the potential market and the Company’s asset’s specific share in it and amount and timing of projected future cash flows.

Estimated recoverable amount and useful economic life of the Aemcolo® asset

The Aemcolo® asset was acquired in October 2019 in exchange of the Company’s ADSs and was recognized at fair value at the acquisition date. Following the outbreak of the COVID-19 pandemic and its significant impact on worldwide travel, the Company expects a continued decrease in U.S. outbound travel and the potential market for Aemcolo®, for traveler’s diarrhea, and therefore has recalculated the recoverable amount of the intangible asset related to Aemcolo®. The recoverable amount was determined using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted (using WACC) over their estimated remaining useful economic life.

The main estimates used in calculating the recoverable amount include size of the potential market, the asset’s peak market share and the period in which it will be reached and the amount and timing of projected future cash flows. See note 11(b).

Moreover, the Company determined the asset’s useful economic life, over which the asset will be amortized on a straight-line from its acquisition. The main estimate used in determining the useful life was the anticipated duration of sales of the product after its patent expiration.

Estimated useful economic life of the acquired assets in the Movantik® acquisition

In connection with the agreements mentioned in note 1a(2) above, the Company accounted for the acquisition of rights to Movantik® as an asset acquisition. Since all acquired assets are intended to generate revenues from sales of Movantik® and have a similar useful life, the Company attributed this consideration to a single intangible asset representing the acquired rights to Movantik®.  The Company determined the asset’s useful economic life, over which the asset will be amortized on a straight-line from its acquisition.  The main estimate used in determining the useful life was the anticipated duration of sales of the product after its expected patent expiration.